                                  OMNISOURCE(R)
                ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-60515

       SUPPLEMENT DATED JULY 13, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

The following fund expense and footnote information replaces the fund expense and footnote information for the Janus Aspen Mid Cap Growth, Janus Aspen Balanced, Janus Aspen International Growth, Janus Aspen Worldwide Growth and Janus Aspen Flexible Income Portfolios in the Annual Fund Operating Expenses table of your prospectus:

                                                                   TOTAL ANNUAL
                                                                       FUND
                                                                    OPERATING
                                                                     EXPENSES
                                           12b-1                     (BEFORE                         TOTAL
                                        DISTRIBUTION             CONTRACTUAL FEE    CONTRACTUAL     ANNUAL
                                           AND/OR                   WAIVERS OR      FEE WAIVERS      FUND
                           MANAGEMENT    SERVICING      OTHER        EXPENSE         OR EXPENSE    OPERATING
                              FEES          FEES      EXPENSES   REIMBURSEMENTS)   REIMBURSEMENTS  EXPENSES
------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap          0.64%         0.25%        0.02%         0.91%             N/A          0.91%
Growth Portfolio:
Service Shares (6)

Janus Aspen Balanced         0.55%         0.25%        0.02%         0.82%             N/A          0.82%
Portfolio: Service
Shares (6)

Janus Aspen                  0.64%         0.25%        0.11%         1.00%             N/A          1.00%
International Growth
Portfolio: Service
Shares (6)

Janus Aspen Worldwide        0.60%         0.25%        0.06%         0.91%             N/A          0.91%
Growth Portfolio:
Service Shares (6)

Janus Aspen Flexible         0.50%         0.25%        0.04%         0.79%           0.00%          0.79%
Income Portfolio:
Service Shares (6)(12)

(6) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum font-end sales charges permitted by the National Association of Securities Dealers, Inc.

(12) Janus Capital has contractually agreed to waive certain total fund operating expenses that would cap total fund operating expenses at 0.90% until at least May 1, 2006. Since the total fund operating expenses do not exceed 0.90%, the waiver has not been applied.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4332